Income Taxes (Details 2) (USD $)	12 Months Ended
Jun. 30, 2014
2011 [Member]
Operating Loss Carryforwards [Line Items]
Federal net operating loss	$ 171,898
Federal net operating loss expiration period	2031
2012 [Member]
Operating Loss Carryforwards [Line Items]
Federal net operating loss	479,440
Federal net operating loss expiration period	2032
2013 [Member]
Operating Loss Carryforwards [Line Items]
Federal net operating loss	768,047
Federal net operating loss expiration period	2033
2014 [Member]
Operating Loss Carryforwards [Line Items]
Federal net operating loss	$ 3,796,907
Federal net operating loss expiration period	2034